Fair Value Measurements - Components of Long-Term Debt Including Associated Interest Rates and Related Fair Values (Detail) - USD ($)	Jun. 30, 2016	May 31, 2016	Dec. 31, 2015	Oct. 19, 2015	Dec. 31, 2014	Nov. 16, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 2,381,320,000		$ 2,138,112,000		$ 1,835,068,000
6.375% Senior Secured Notes due 2019
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	6.375%		6.375%		6.375%
8.75% Senior Notes due 2020
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	8.75%		8.75%		8.75%
8.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate			8.875%
Senior Notes | 6.375% Senior Secured Notes due 2019
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	6.375%		6.375%			6.375%
Face Value	$ 705,768,000		$ 904,818,000		$ 899,684,000
Senior Notes | 8.75% Senior Notes due 2020
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	8.75%		8.75%			8.75%
Face Value	$ 919,505,000		$ 918,168,000		915,384,000
Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	8.875%		8.875%	8.875%
Face Value	$ 265,868,000		$ 295,126,000
Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	7.875%	7.875%
Face Value	$ 490,179,000
Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	2,419,465,000		2,155,000,000		1,855,000,000
Estimated Fair Value	2,331,915,000		1,932,990,000		1,673,888,000
Level 2 | Senior Notes | 6.375% Senior Secured Notes due 2019
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	719,465,000		925,000,000		925,000,000
Estimated Fair Value	715,868,000		879,906,000		881,063,000
Level 2 | Senior Notes | 8.75% Senior Notes due 2020
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	930,000,000		930,000,000		930,000,000
Estimated Fair Value	843,696,000		756,788,000		$ 792,825,000
Level 2 | Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	270,000,000		300,000,000
Estimated Fair Value	272,351,000		$ 296,296,000
Level 2 | Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	500,000,000
Estimated Fair Value	$ 500,000,000